Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2021
Mid-West Wind Facilities
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the aggregate assets acquired and liabilities assumed at the acquisition dates.

Mid-West Wind
Working capital	$(28,630)
Property, plant and equipment	1,141,884
Long-term debt	(789,804)
Asset retirement obligation	(27,053)
Deferred tax liability	(4,566)
Other liabilities	(104,129)
Non-controlling interest (tax equity investors)	(29,141)
Total net assets acquired	158,561
Cash and cash equivalents	15,860
Net assets acquired, net of cash and cash equivalents	$142,701

Altavista Solar Facility
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the solar facility.

Altavista Solar
Working capital	$870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Deferred tax liability	(421)
Asset retirement obligation	(3,332)
Total net assets acquired	13,436
Cash and cash equivalents	33
Net assets acquired, net of cash and cash equivalents	$13,403

Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the two wind facilities. The existing loans between the Company and the partnerships of $87,035 were treated as additional consideration incurred to acquire the partnerships.

Maverick Creek and Sugar Creek
Working capital	$(15,557)
Property, plant and equipment	1,062,613
Long-term debt	(855,409)
Asset retirement obligation	(23,402)
Deferred tax liability	(337)
Derivative instruments	7,575
Total net assets acquired	175,483
Cash and cash equivalents	4,241
Net assets acquired, net of cash and cash equivalents	$171,242

Acquisition of Ascendant Group Limited
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of the acquisition price to the assets acquired and liabilities assumed at the acquisition date:

Working capital	$71,948
Property, plant and equipment	417,947
Intangible assets	27,315
Goodwill	93,202
Regulatory assets	9,859
Other assets	4,992
Long-term debt	(159,682)
Pension and other post-employment benefits	(58,746)
Derivative instruments	(12,748)
Other liabilities	(29,619)
Total net assets acquired	$364,468
Cash and cash equivalents acquired	42,920
Total net assets acquired, net of cash and cash equivalents	$321,548

Acquisition of ESSAL
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of the acquisition price of $87,975 to the assets acquired and liabilities assumed when control was obtained.

Working capital	$10,575
Property, plant and equipment	238,504
Intangible assets	37,095
Goodwill	75,917
Other assets	1,394
Long-term debt	(144,335)
Other post-employment benefits	(2,292)
Deferred tax liabilities, net	(29,477)
Other liabilities	(14,881)
Non-controlling interest	(84,525)
Total net assets acquired	$87,975
Cash and cash equivalents acquired	6,983
Total net assets acquired, net of cash and cash equivalents	$80,992